ACCOUNTS RECEIVABLE, NET (Tables)	3 Months Ended
Mar. 31, 2022
Credit Loss [Abstract]
Schedule of accounts receivable

	March 31, 2022	December 31, 2021
	(Unaudited)
	$	$
Accounts receivable	531,522	699,555
Less: Allowance for doubtful accounts	–	–
Total	531,522	699,555